3. MINERAL RIGHTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
3. MINERAL RIGHTS

	Balance	Impairment Recognized	Net Book Value
Garnet, Montana
stock issued 06/15/2007	$2,375,000	$0	$2,375,000
Garnet, Montana
option payment for 2007	102,917	0	102,917
Garnet, Montana
option payment for 2008	190,000	0	190,000
Garnet, Montana
option payment for 2009	190,000	0	190,000
Garnet, Montana
option payment for 2010	190,000	0	190,000
stock issued 06/24/2010	5,000,000	0	5,000,000
Garnet, Montana
option payment for 2011	190,000	0	190,000
Garnet, Montana
option payment for 2012	95,000	0	95,000
Total			$8,332,917

The Company makes annual payments of $190,000 pursuant to its Option Agreement with Commonwealth, a related party. Additions for the period ended June 30, 2012 represent the quarterly allocation of the option payment. The Company owes $83,844 and $5,854 in option payments as of June 30, 2012 and December 31, 2011, respectively.